Note 9 - Stock-based Compensation (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 04, 2015	Dec. 31, 2014
Common Stock, Capital Shares Reserved for Future Issuance			2,461,216		24,245,267
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			683,960		701,960	3,463,600	5,043,600	5,487,752
Proceeds from Stock Options Exercised			$ 28,000			$ 762,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			2,121,985		3,896,235
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 1,100,000		1,900,000	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 73 days
Allocated Share-based Compensation Expense	$ 75,000	$ 42,000	$ 1,167,000		$ 557,000	$ 70,000
Stock Issued During Period, Shares, Issued for Services	37,500	132,964
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 346 days	0 years
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years		10 years
Common Stock, Capital Shares Reserved for Future Issuance			389,600		3,856,000
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member] | Employee Stock Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance			1,500,000		15,000,000
Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			294,360		3,163,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 336,000	$ 933,000
Proceeds from Stock Options Exercised					$ 0	$ 693,000
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					0 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					2 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			0 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years